September 26, 2012


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:     Guggenheim Defined Portfolios, Series 947
        File No. 333-182914

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on September 25, 2012.

GUGGENHEIM FUNDS DISTRIBUTORS, LLC


BY: /S/ KEVIN ROBINSON
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General Counsel and Secretary